COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.
COMMITMENTS AND CONTINGENCIES

Commitments

The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2022.

Contingencies

Anti-Money Laundering and Countering Financing of Terrorism (AML/CFT) Issue in New Zealand

In April 2020, the New Zealand Financial Markets Authority (“FMA”) had issued a formal public warning (the “Warning Letter”), which identified TBNZ’s potential violations of the AML/CFT Act 2009 (the “Act”) caused by historical control weaknesses. The FMA provided a list of remedial actions which TBNZ must complete to ensure compliance with the AML/CFT legislation. TBNZ, with the assistance of professional advisers, had completed all actions required in the Warning Letter by September 30, 2020, as confirmed by the FMA.

The investigation was resolved, on an agreed basis, by the imposition of a pecuniary penalty against TBNZ. According to the Warning Letter, the FMA reserves its right to pursue civil enforcement actions against TBNZ, including but not limited to civil penalties for any breach of the AML/CFT Act caused by historical control weaknesses. TBNZ and the FMA have agreed to a pecuniary penalty of NZD 900,000. The resolution requires formal proceedings to be filed in New Zealand High Court.

On 21 December 2022, civil pecuniary penalty proceedings were filed by the FMA for allegedly breaching the Act. No penalty is imposed against any individual representative of TBNZ. The court hearing was on 23 March 2023 with no formal legal judgments made by the court so far. The Group has made such provision of NZD 900,000 in the consolidated financial statements.

China Securities Regulatory Commission (“CSRC”) Notice

On December 30, 2022, China Securities Regulatory Commission (“CSRC”) issued a notice, or CSRC 1230 Notice, stating that the Group had been carried out cross-border securities business for Chinese mainland investors without approval from the CSRC, and such activities constitute illegal operation of securities business under the Securities Law of the PRC. The CSRC 1230 Notice set out two principal rectification requirements: (i) the Group should stop all incremental illegal operations in Chinese mainland, such as soliciting and developing any new Chinese mainland customers or opening new securities accounts for such customers; and (ii) the Group should properly handle the existing accounts held by Chinese mainland investors by allowing them to continue their transactions through such accounts. However, the Group is strictly prohibited from accepting any incremental funds that violate PRC foreign exchange regulations to such existing accounts.

On February 15, 2023, the CSRC published its official reply in response to the public attention on the CSRC 1230 Notice, emphasizing its core requirements of “prohibiting incremental illegal business effectively and solving existing issues properly” in relation to its supervision and regulation of our business operations in Chinese mainland.

As of the date of this report, the Group is in the process of co-operating with the related regulators to satisfy CSRC 1230 Notice and meet the rectification requirements set out under CSRC 1230 Notice. The impact of the above matter on the business operation of the Group is uncertain, and any disciplinary actions or punishment taken against the Group and/or their responsible officers may have a material and adverse impact on the Group’s operations and financial results. But the Group does not believe there is any substantial doubt on the use of going concern basis when preparing the consolidated financial statements.

19.
COMMITMENTS AND CONTINGENCIES(Continued)

According to ASC 450-20-25-2, an estimated loss from a loss contingency shall be accrued when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. The management has concluded that the conditions in paragraph 450-20-25-2 have not been met. As of December 31, 2021 and 2022, no provision has been made by the Group for the aforementioned potential loss contingency.